UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2013

Item 1:	Report to Shareholders.

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Affiliated Fund

For the six-month period ended April 30, 2013

Table of Contents

1	A Letter from Lord Abbett

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statement of Changes in Net Assets

12	Financial Highlights

20	Notes to Financial Statements

28	Supplemental Information to Shareholders

Lord Abbett Affiliated Fund
Semiannual Report
For the six-month period ended April 30, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Affiliated Fund for the six-month period ended April 30, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

Expense Example

          As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 through April 30, 2013).

Actual Expenses

          For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/12 – 4/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/12	4/30/13	11/1/12 - 4/30/13

Class A
Actual	$1,000.00	$1,155.00	$4.54

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	$4.26
Class B
Actual	$1,000.00	$1,150.20	$8.00

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.35	$7.50
Class C
Actual	$1,000.00	$1,150.40	$8.00

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.38	$7.50
Class F
Actual	$1,000.00	$1,155.40	$3.21

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.81	$3.01
Class I
Actual	$1,000.00	$1,156.40	$2.67

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.30	$2.51
Class P
Actual	$1,000.00	$1,154.20	$4.54

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.56	$4.26
Class R2
Actual	$1,000.00	$1,152.90	$5.87

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.33	$5.51
Class R3
Actual	$1,000.00	$1,154.20	$5.31

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.87	$4.98

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.50% for Classes B and C, 0.60% for Class F, 0.50% for Class I, 0.85% for Class P, 1.10% for Class R2 and 1.00% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
April 30, 2013

Sector*	%**
Consumer Discretionary	8.64%

Consumer Staples	8.46%

Energy	15.66%

Financials	26.74%

Health Care	14.13%

Industrials	7.63%

Sector*	%**
Information Technology	6.51%

Materials	4.74%

Telecommunication Services	3.62%
Utilities	3.00%

Short-Term Investment	0.87%

Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)
April 30, 2013

Investments	Shares	Fair Value (000)

LONG-TERM INVESTMENTS 98.07%

COMMON STOCKS 97.94%

Aerospace & Defense 1.83%
Honeywell International, Inc.	659,500	$48,500
Raytheon Co.	466,700	28,646
United Technologies Corp.	519,300	47,407

Total		124,553

Automobiles 1.25%
Ford Motor Co.	6,218,354	85,254

Beverages 1.32%
Anheuser-Busch InBev NV ADR	141,800	13,559
Coca-Cola Co. (The)	784,100	33,191
PepsiCo, Inc.	518,700	42,777

Total		89,527

Capital Markets 3.49%
Bank of New York Mellon Corp. (The)	294,925	8,323
Goldman Sachs Group, Inc. (The)	893,775	130,554
Morgan Stanley	2,758,688	61,105
Oaktree Capital Group LLC#	327,782	17,018
State Street Corp.	350,582	20,498

Total		237,498

Chemicals 2.72%
Agrium, Inc. (Canada)(a)	100,800	9,240
Dow Chemical Co. (The)	2,524,259	85,598
Monsanto Co.	384,400	41,062
Mosaic Co. (The)	800,100	49,278

Total		185,178

Commercial Banks 6.49%
BB&T Corp.	395,649	12,174
Comerica, Inc.	747,755	27,106
Fifth Third Bancorp	3,281,770	55,889
PNC Financial Services Group, Inc. (The)	655,479	44,494

Investments	Shares	Fair Value (000)

Regions Financial Corp.	3,874,800	$32,897
SunTrust Banks, Inc.	2,115,604	61,881
Wells Fargo & Co.	5,442,753	206,716

Total		441,157

Communications Equipment 1.49%
Cisco Systems, Inc.	4,828,800	101,018

Computers & Peripherals 0.98%
EMC Corp.*	1,464,000	32,838
Hewlett-Packard Co.	1,627,931	33,535

Total		66,373

Consumer Finance 1.66%
Capital One Financial Corp.	1,956,800	113,064

Diversified Financial Services 7.23%
Bank of America Corp.	5,613,170	69,098
Citigroup, Inc.	3,406,860	158,964
JPMorgan Chase & Co.	5,371,042	263,235

Total		491,297

Diversified Telecommunication Services 3.58%
AT&T, Inc.	3,785,949	141,822
CenturyLink, Inc.	1,344,500	50,513
Verizon Communications, Inc.	945,451	50,969

Total		243,304

Electric: Utilities 2.68%
Duke Energy Corp.	1,001,439	75,308
NextEra Energy, Inc.	490,200	40,211
Southern Co. (The)	1,385,000	66,799

Total		182,318

Electrical Equipment 0.62%
Eaton Corp. plc (Ireland)(a)	683,860	41,996

Electronic Equipment, Instruments & Components 0.64%
Arrow Electronics, Inc.*	477,100	18,717
Avnet, Inc.*	753,200	24,667

Total		43,384

See Notes to Financial Statements.	4

Schedule of Investments (unaudited)(continued)
April 30, 2013

Investments	Shares	Fair Value (000)

Energy Equipment & Services 1.94%
Cameron International Corp.*	503,700	$31,003
Halliburton Co.	1,251,871	53,542
Schlumberger Ltd.	632,598	47,084

Total		131,629

Food & Staples Retailing 1.81%
CVS Caremark Corp.	1,810,500	105,335
Wal-Mart Stores, Inc.	225,300	17,510

Total		122,845

Food Products 1.27%
General Mills, Inc.	376,300	18,973
Kraft Foods Group, Inc.	395,411	20,360
Mondelez International, Inc. Class A	1,492,634	46,943

Total		86,276

Health Care Equipment & Supplies 1.95%
Baxter International, Inc.	99,100	6,924
Covidien plc (Ireland)(a)	961,481	61,381
Medtronic, Inc.	1,382,300	64,526

Total		132,831

Health Care Providers & Services 3.28%
AmerisourceBergen Corp.	203,800	11,030
CIGNA Corp.	407,000	26,931
HCA Holdings, Inc.	809,200	32,279
McKesson Corp.	521,000	55,132
UnitedHealth Group, Inc.	1,445,696	86,641
WellPoint, Inc.	155,200	11,317

Total		223,330

Hotels, Restaurants & Leisure 1.03%
Carnival Corp.	506,207	17,469
Marriott International, Inc. Class A	661,672	28,492
Starwood Hotels & Resorts Worldwide, Inc.	377,200	24,337

Total		70,298

Investments	Shares	Fair Value (000)

Household Products 2.13%
Colgate-Palmolive Co.	435,800	$52,039
Procter & Gamble Co. (The)	1,212,500	93,083

Total		145,122

Industrial Conglomerates 1.99%
General Electric Co.	6,073,400	135,376

Insurance 6.70%
ACE Ltd. (Switzerland)(a)	436,000	38,865
Allstate Corp. (The)	1,353,800	66,688
Berkshire Hathaway, Inc. Class B*	426,700	45,367
Chubb Corp. (The)	187,800	16,540
Hartford Financial Services Group, Inc.	2,129,100	59,806
Lincoln National Corp.	740,200	25,174
Marsh & McLennan Cos., Inc.	769,400	29,245
MetLife, Inc.	1,545,957	60,277
Prudential Financial, Inc.	915,600	55,321
Travelers Cos., Inc. (The)	682,900	58,326

Total		455,609

Life Sciences Tools & Services 0.22%
Thermo Fisher Scientific, Inc.	181,000	14,603

Machinery 0.72%
Caterpillar, Inc.	372,207	31,515
Joy Global, Inc.	310,045	17,523

Total		49,038

Media 4.00%
Comcast Corp. Class A	1,663,400	68,699
News Corp. Class A	1,649,900	51,097
Time Warner, Inc.	1,109,316	66,315
Walt Disney Co. (The)	1,363,500	85,682

Total		271,793

5	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
April 30, 2013

Investments	Shares	Fair Value (000)

Metals & Mining 0.86%
Freeport-McMoRan Copper & Gold, Inc.	1,292,700	$39,337
Nucor Corp.	81,720	3,565
United States Steel Corp.	878,900	15,644

Total		58,546

Multi-Line Retail 1.12%
Kohl’s Corp.	506,186	23,821
Target Corp.	742,086	52,362

Total		76,183

Multi-Utilities 0.29%
PG&E Corp.	404,400	19,589

Oil, Gas & Consumable Fuels 13.43%
Anadarko Petroleum Corp.	1,032,400	87,506
Canadian Natural Resources Ltd. (Canada)(a)	90,900	2,667
Cenovus Energy, Inc. (Canada)(a)	259,900	7,781
Chevron Corp.	1,619,332	197,575
ConocoPhillips	235,700	14,248
Devon Energy Corp.	126,500	6,965
EOG Resources, Inc.	286,302	34,688
Exxon Mobil Corp.	2,151,092	191,426
Hess Corp.	697,229	50,326
Kinder Morgan, Inc.	1,089,803	42,611
Marathon Oil Corp.	1,697,000	55,441
Occidental Petroleum Corp.	950,884	84,876
Phillips 66	65,550	3,995
Range Resources Corp.	295,739	21,743
Southwestern Energy Co.*	404,800	15,148
Suncor Energy, Inc. (Canada)(a)	1,516,600	47,242
Valero Energy Corp.	1,205,550	48,608

Total		912,846

Investments	Shares	Fair Value (000)

Paper & Forest Products 1.10%
International Paper Co.	1,595,000	$74,933

Pharmaceuticals 8.52%
Bristol-Myers Squibb Co.	1,675,300	66,543
Eli Lilly & Co.	981,500	54,355
Johnson & Johnson	1,590,200	135,533
Merck & Co., Inc.	2,557,400	120,198
Pfizer, Inc.	6,982,400	202,978

Total		579,607

Real Estate Investment Trusts 0.88%
Host Hotels & Resorts, Inc.	3,286,575	60,046

Road & Rail 2.39%
CSX Corp.	648,000	15,934
Hertz Global Holdings, Inc.*	3,540,192	85,248
Union Pacific Corp.	412,500	61,034

Total		162,216

Semiconductors & Semiconductor Equipment 2.22%
Broadcom Corp. Class A	707,900	25,484
Intel Corp.	2,099,000	50,271
Micron Technology, Inc.*	2,441,700	23,001
Texas Instruments, Inc.	1,448,100	52,436

Total		151,192

Software 1.12%
Microsoft Corp.	1,404,200	46,479
Oracle Corp.	906,800	29,725

Total		76,204

Specialty Retail 1.15%
Home Depot, Inc. (The)	606,700	44,501
Lowe’s Cos., Inc.	868,500	33,368

Total		77,869

See Notes to Financial Statements.	6

Schedule of Investments (unaudited)(concluded)
April 30, 2013

Investments	Shares	Fair Value (000)

Tobacco 1.84%
Altria Group, Inc.	1,153,249	$42,105
Philip Morris International, Inc.	869,200	83,087

Total		125,192

Total Common Stocks (cost $4,920,528,110)		6,659,094

WARRANT 0.13%

Oil, Gas & Consumable Fuels
Kinder Morgan, Inc.*(b) (cost $2,822,941)	1,587,243	8,841

Total Long-Term Investments (cost $4,923,351,051)		6,667,935

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.86%

Repurchase Agreement
Repurchase Agreement dated 4/30/2013, 0.01% due 5/1/2013 with Fixed Income Clearing Corp. collateralized by $520,000 of U.S. Treasury Note at 0.75% due 2/28/2018, $49,645,000 of U.S. Treasury Note at 1.50% due 7/31/2016 and $6,520,000 of U.S. Treasury Note at 5.125% due 5/15/2016; value: $59,810,645; proceeds: $58,632,536 (cost $58,632,520)	$58,633	$58,633

Total Investments in Securities 98.93% (cost $4,981,983,571)		6,726,568

Other Assets in Excess of Liabilities 1.07%		72,732

Net Assets 100.00%		$6,799,300

ADR	American Depositary Receipt.
#	Common units representing LP interest.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Exercise price of $40.00 and expiration date of 5/25/2017.

7	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
April 30, 2013

ASSETS:
Investments in securities, at cost	$4,981,983,571

Investments in securities, at fair value	$6,726,567,627
Receivables:
Investment securities sold	105,683,588
Interest and dividends	7,646,213
Capital shares sold	1,630,636
Prepaid expenses and other assets	27,858

Total assets	6,841,555,922

LIABILITIES:
Payables:
Investment securities purchased	20,391,610
Capital shares reacquired	7,920,874
12b-1 distribution fees	5,919,562
Directors’ fees	4,168,235
Management fee	1,740,051
Fund administration	221,596
To affiliates (See Note 3)	11,670
Accrued expenses and other liabilities	1,882,651

Total liabilities	42,256,249

NET ASSETS	$6,799,299,673

COMPOSITION OF NET ASSETS:
Paid-in capital	$7,156,756,866
Undistributed net investment income	15,702,025
Accumulated net realized loss on investments and foreign currency related transactions	(2,117,743,274)
Net unrealized appreciation on investments	1,744,584,056

Net Assets	$6,799,299,673

See Notes to Financial Statements.	8

Statement of Assets and Liabilities (unaudited)(concluded)
April 30, 2013

Net assets by class:
Class A Shares	$5,800,667,928
Class B Shares	$101,374,110
Class C Shares	$425,630,828
Class F Shares	$102,530,963
Class I Shares	$238,847,264
Class P Shares	$81,444,376
Class R2 Shares	$584,595
Class R3 Shares	$48,219,609
Outstanding shares by class:
Class A Shares (2.9 billion shares of common stock authorized, $.001 par value)	428,507,538
Class B Shares (300 million shares of common stock authorized, $.001 par value)	7,459,097
Class C Shares (300 million shares of common stock authorized, $.001 par value)	31,448,884
Class F Shares (300 million shares of common stock authorized, $.001 par value)	7,572,601
Class I Shares (300 million shares of common stock authorized, $.001 par value)	17,587,015
Class P Shares (200 million shares of common stock authorized, $.001 par value)	6,027,849
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	43,261
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	3,564,614
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$13.54
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$14.37
Class B Shares-Net asset value	$13.59
Class C Shares-Net asset value	$13.53
Class F Shares-Net asset value	$13.54
Class I Shares-Net asset value	$13.58
Class P Shares-Net asset value	$13.51
Class R2 Shares-Net asset value	$13.51
Class R3 Shares-Net asset value	$13.53

9	See Notes to Financial Statements.

Statement of Operations (unaudited)
For the Six Months Ended April 30, 2013

Investment income:
Dividends (net of foreign withholding taxes of $187,564)	$82,956,210
Interest	4,535

Total investment income	82,960,745

Expenses:
Management fee	10,326,098
12b-1 distribution plan-Class A	9,514,114
12b-1 distribution plan-Class B	542,203
12b-1 distribution plan-Class C	2,027,321
12b-1 distribution plan-Class F	48,189
12b-1 distribution plan-Class P	147,825
12b-1 distribution plan-Class R2	1,667
12b-1 distribution plan-Class R3	110,625
Shareholder servicing	4,093,296
Fund administration	1,314,000
Reports to shareholders	243,917
Subsidy (See Note 3)	237,727
Directors’ fees	96,018
Registration	56,939
Professional	45,328
Custody	42,461
Other	75,387

Gross expenses	28,923,115
Expense reductions (See Note 7)	(2,389)

Net expenses	28,920,726

Net investment income	54,040,019

Net realized and unrealized gain:
Net realized gain on investments and foreign currency related transactions	206,423,404
Net change in unrealized appreciation/depreciation on investments	690,303,386

Net realized and unrealized gain	896,726,790

Net Increase in Net Assets Resulting From Operations	$950,766,809

See Notes to Financial Statements.	10

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2013 (unaudited)	For the Year Ended October 31, 2012
Operations:
Net investment income	$54,040,019	$105,280,091
Net realized gain on investments and foreign currency related transactions	206,423,404	404,273,556
Net change in unrealized appreciation/depreciation on investments	690,303,386	366,498,474

Net increase in net assets resulting from operations	950,766,809	876,052,121

Distributions to shareholders from:
Net investment income
Class A	(44,962,250)	(86,333,499)
Class B	(491,944)	(1,160,535)
Class C	(2,007,088)	(3,849,282)
Class F	(901,994)	(1,765,868)
Class I	(3,012,626)	(7,253,734)
Class P	(672,829)	(1,548,925)
Class R2	(3,833)	(9,827)
Class R3	(337,672)	(634,894)

Total distributions to shareholders	(52,390,236)	(102,556,564)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	140,417,495	266,458,292
Reinvestment of distributions	46,561,656	90,612,549
Cost of shares reacquired	(805,734,729)	(1,672,257,207)

Net decrease in net assets resulting from capital share transactions	(618,755,578)	(1,315,186,366)

Net increase (decrease) in net assets	279,620,995	(541,690,809)

NET ASSETS:
Beginning of period	$6,519,678,678	$7,061,369,487

End of period	$6,799,299,673	$6,519,678,678

Undistributed net investment income	$15,702,025	$14,052,242

11	See Notes to Financial Statements.

Financial Highlights

	Class A Shares

	Six Months Ended 4/30/2013 (unaudited)

			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.82		$10.55	$10.59	$9.61	$9.38	$16.55

Investment operations:
Net investment income(a)	.10		.18	.12	.09	.11	.18
Net realized and unrealized gain (loss)	1.72		1.27	(.04)	.97	.23	(5.53)

Total from investment operations	1.82		1.45	.08	1.06	.34	(5.35)

Distributions to shareholders from:
Net investment income	(.10)		(.18)	(.12)	(.08)	(.10)	(.21)
Net realized gain	—		—	—	—	—	(1.61)
Return of capital	—		—	—	—	(.01)	—

Total distributions	(.10)		(.18)	(.12)	(.08)	(.11)	(1.82)

Net asset value, end of period	$13.54		$11.82	$10.55	$10.59	$9.61	$9.38

Total Return(b)	15.50	%(c)	13.78%	.73%	11.07%	3.94%	(35.65)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.42	%(c)	.85%	.84%	.85%	.88%	.82%
Expenses, excluding expense reductions	.42	%(c)	.85%	.84%	.85%	.88%	.82%

Net investment income	.83	%(c)	1.58%	1.09%	.83%	1.29%	1.40%

Supplemental Data:

Net assets, end of period (000)	$5,800,668		$5,420,741	$5,777,045	$6,993,549	$7,708,503	$9,253,480
Portfolio turnover rate	8.07	%(c)	14.26%	16.39%	24.56%	76.89%	105.60%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	12

Financial Highlights (continued)

	Class B Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.87		$10.59	$10.61	$9.63	$9.41	$16.60

Investment operations:
Net investment income(a)	.07		.11	.05	.02	.06	.09
Net realized and unrealized gain (loss)	1.71		1.27	(.03)	.98	.23	(5.56)

Total from investment operations	1.78		1.38	.02	1.00	.29	(5.47)

Distributions to shareholders from:
Net investment income	(.06)		(.10)	(.04)	(.02)	(.06)	(.11)
Net realized gain	—		—	—	—	—	(1.61)
Return of capital	—		—	—	—	(.01)	—

Total distributions	(.06)		(.10)	(.04)	(.02)	(.07)	(1.72)

Net asset value, end of period	$13.59		$11.87	$10.59	$10.61	$9.63	$9.41

Total Return(b)	15.02	%(c)	13.02%	.18%	10.34%	3.26%	(36.12)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.74	%(c)	1.51%	1.49%	1.50%	1.53%	1.48%

Expenses, excluding expense reductions	.74	%(c)	1.51%	1.49%	1.50%	1.53%	1.48%

Net investment income	.52	%(c)	.94%	.43%	.18%	.67%	.74%

Supplemental Data:

Net assets, end of period (000)	$101,374		$116,262	$174,386	$288,531	$419,831	$611,888
Portfolio turnover rate	8.07	%(c)	14.26%	16.39%	24.56%	76.89%	105.60%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

13	See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.82		$10.55	$10.58	$9.61	$9.39	$16.56

Investment operations:
Net investment income(a)	.06		.11	.05	.02	.05	.09
Net realized and unrealized gain (loss)	1.71		1.26	(.03)	.97	.24	(5.54)

Total from investment operations	1.77		1.37	.02	.99	.29	(5.45)

Distributions to shareholders from:
Net investment income	(.06)		(.10)	(.05)	(.02)	(.06)	(.11)
Net realized gain	—		—	—	—	—	(1.61)
Return of capital	—		—	—	—	(.01)	—

Total distributions	(.06)		(.10)	(.05)	(.02)	(.07)	(1.72)

Net asset value, end of period	$13.53		$11.82	$10.55	$10.58	$9.61	$9.39

Total Return(b)	15.04	%(c)	13.04%	.14%	10.28%	3.28%	(36.07)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.74	%(c)	1.50%	1.48%	1.50%	1.53%	1.48%

Expenses, excluding expense reductions	.74	%(c)	1.50%	1.48%	1.50%	1.53%	1.48%

Net investment income	.51	%(c)	.93%	.44%	.18%	.64%	.74%

Supplemental Data:

Net assets, end of period (000)	$425,631		$407,621	$467,475	$595,084	$697,681	$870,934
Portfolio turnover rate	8.07	%(c)	14.26%	16.39%	24.56%	76.89%	105.60%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	14

Financial Highlights (continued)

	Class F Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.83		$10.56	$10.59	$9.61	$9.38	$16.56

Investment operations:
Net investment income(a)	.12		.21	.15	.11	.10	.21
Net realized and unrealized gain (loss)	1.71		1.26	(.03)	.97	.26	(5.54)

Total from investment operations	1.83		1.47	.12	1.08	.36	(5.33)

Distributions to shareholders from:
Net investment income	(.12)		(.20)	(.15)	(.10)	(.12)	(.24)
Net realized gain	—		—	—	—	—	(1.61)
Return of capital	—		—	—	—	(.01)	—

Total distributions	(.12)		(.20)	(.15)	(.10)	(.13)	(1.85)

Net asset value, end of period	$13.54		$11.83	$10.56	$10.59	$9.61	$9.38

Total Return(b)	15.54	%(c)	14.04%	1.08%	11.33%	4.18%	(35.52)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.30	%(c)	.61%	.59%	.60%	.62%	.59%

Expenses, excluding expense reductions	.30	%(c)	.61%	.59%	.60%	.62%	.59%

Net investment income	.95	%(c)	1.82%	1.33%	1.07%	1.14%	1.89%

Supplemental Data:

Net assets, end of period (000)	$102,531		$92,498	$102,086	$86,360	$64,867	$16,844
Portfolio turnover rate	8.07	%(c)	14.26%	16.39%	24.56%	76.89%	105.60%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

15	See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.86		$10.59	$10.62	$9.64	$9.40	$16.60

Investment operations:
Net investment income(a)	.13		.22	.16	.12	.13	.22
Net realized and unrealized gain (loss)	1.71		1.26	(.03)	.97	.24	(5.55)

Total from investment operations	1.84		1.48	.13	1.09	.37	(5.33)

Distributions to shareholders from:
Net investment income	(.12)		(.21)	(.16)	(.11)	(.12)	(.26)
Net realized gain	—		—	—	—	—	(1.61)
Return of capital	—		—	—	—	(.01)	—

Total distributions	(.12)		(.21)	(.16)	(.11)	(.13)	(1.87)

Net asset value, end of period	$13.58		$11.86	$10.59	$10.62	$9.64	$9.40

Total Return(b)	15.64	%(c)	14.12%	1.18%	11.40%	4.38%	(35.50)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.25	%(c)	.51%	.49%	.50%	.53%	.47%

Expenses, excluding expense reductions	.25	%(c)	.51%	.49%	.50%	.53%	.48%

Net investment income	1.03	%(c)	1.92%	1.42%	1.18%	1.56%	1.75%

Supplemental Data:

Net assets, end of period (000)	$238,847		$347,410	$385,714	$435,609	$560,500	$504,923
Portfolio turnover rate	8.07	%(c)	14.26%	16.39%	24.56%	76.89%	105.60%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	16

Financial Highlights (continued)

	Class P Shares

	Six Months Ended 4/30/2013 (unaudited)
			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.80		$10.53	$10.57	$9.59	$9.36	$16.52

Investment operations:
Net investment income(a)	.11		.18	.12	.07	.10	.16
Net realized and unrealized gain (loss)	1.70		1.26	(.05)	.98	.23	(5.52)

Total from investment operations	1.81		1.44	.07	1.05	.33	(5.36)

Distributions to shareholders from:
Net investment income	(.10)		(.17)	(.11)	(.07)	(.09)	(.19)
Net realized gain	—		—	—	—	—	(1.61)
Return of capital	—		—	—	—	(.01)	—

Total distributions	(.10)		(.17)	(.11)	(.07)	(.10)	(1.80)

Net asset value, end of period	$13.51		$11.80	$10.53	$10.57	$9.59	$9.36

Total Return(b)	15.42	%(c)	13.79%	.75%	10.88%	3.85%	(35.73)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.42	%(c)	.86%	.90%	.95%	.98%	.92%

Expenses, excluding expense reductions	.42	%(c)	.86%	.90%	.95%	.98%	.93%

Net investment income	.84	%(c)	1.58%	1.02%	.73%	1.19%	1.30%

Supplemental Data:

Net assets, end of period (000)	$81,444		$88,145	$113,935	$158,627	$212,223	$267,251
Portfolio turnover rate	8.07	%(c)	14.26%	16.39%	24.56%	76.89%	105.60%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

17	See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares

	Six Months Ended 4/30/2013 (unaudited)

			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.80		$10.54	$10.58	$9.61	$9.38	$16.55

Investment operations:
Net investment income(a)	.09		.15	.09	.06	.07	.14
Net realized and unrealized gain (loss)	1.71		1.26	(.03)	.97	.25	(5.53)

Total from investment operations	1.80		1.41	.06	1.03	.32	(5.39)

Distributions to shareholders from:
Net investment income	(.09)		(.15)	(.10)	(.06)	(.08)	(.17)
Net realized gain	—		—	—	—	—	(1.61)
Return of capital	—		—	—	—	(.01)	—

Total distributions	(.09)		(.15)	(.10)	(.06)	(.09)	(1.78)

Net asset value, end of period	$13.51		$11.80	$10.54	$10.58	$9.61	$9.38

Total Return(b)	15.29	%(c)	13.43%	.50%	10.78%	3.70%	(35.83)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.55	%(c)	1.11%	1.09%	1.09%	1.11%	1.07%

Expenses, excluding expense reductions	.55	%(c)	1.11%	1.09%	1.09%	1.11%	1.07%

Net investment income	.70	%(c)	1.33%	.83%	.57%	.85%	1.16%

Supplemental Data:

Net assets, end of period (000)	$585		$529	$709	$419	$185	$85
Portfolio turnover rate	8.07	%(c)	14.26%	16.39%	24.56%	76.89%	105.60%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	18

Financial Highlights (concluded)

	Class R3 Shares

	Six Months Ended 4/30/2013 (unaudited)

			Year Ended 10/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.81		$10.55	$10.58	$9.61	$9.38	$16.56

Investment operations:
Net investment income(a)	.10		.16	.11	.07	.08	.16
Net realized and unrealized gain (loss)	1.71		1.26	(.03)	.97	.25	(5.54)

Total from investment operations	1.81		1.42	.08	1.04	.33	(5.38)

Distributions to shareholders from:
Net investment income	(.09)		(.16)	(.11)	(.07)	(.09)	(.19)
Net realized gain	—		—	—	—	—	(1.61)
Return of capital	—		—	—	—	(.01)	—

Total distributions	(.09)		(.16)	(.11)	(.07)	(.10)	(1.80)

Net asset value, end of period	$13.53		$11.81	$10.55	$10.58	$9.61	$9.38

Total Return(b)	15.42	%(c)	13.54%	.69%	10.86%	3.80%	(35.79)%
Ratios to Average Net Assets:

Expenses, including expense reductions	.49	%(c)	1.00%	.98%	1.00%	1.01%	.98%

Expenses, excluding expense reductions	.49	%(c)	1.00%	.98%	1.00%	1.01%	.98%

Net investment income	.76	%(c)	1.42%	.94%	.67%	.89%	1.41%

Supplemental Data:

Net assets, end of period (000)	$48,220		$46,473	$40,021	$32,915	$13,206	$4,275
Portfolio turnover rate	8.07	%(c)	14.26%	16.39%	24.56%	76.89%	105.60%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

19	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions,

Notes to Financial Statements (unaudited)(continued)

market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2009 through October 31, 2012. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an

Notes to Financial Statements (unaudited)(continued)

agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$6,659,094	$—	$—	$6,659,094
Warrant	8,841	—	—	8,841
Repurchase Agreement	—	58,633	—	58,633

Total	$6,667,935	$58,633	$—	$6,726,568

*	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. There were no level transfers during the period ended April 30, 2013.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

For the six months ended April 30, 2013, the effective management fee paid to Lord Abbett was at an annualized rate of .31% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each applicable Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of April 30, 2013, the percentages of the Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund were 1.84%, 0.47%, and 0.47% respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3

Service	.25%	(1)	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class I shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended April 30, 2013:

Distributor Commissions	Dealers’ Concessions

$275,166	$1,518,362

Distributor received CDSCs of $3,473 and $9,442 for Class A and Class C shares, respectively, for the six months ended April 30, 2013.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2013 and the fiscal year ended October 31, 2012 was as follows:

	Six Months Ended 4/30/2013 (unaudited)	Year Ended 10/31/2012

Distributions paid from:
Ordinary income	$52,390,236	$102,556,564

Total distributions paid	$52,390,236	$102,556,564

As of October 31, 2012, the Fund had a capital loss carryforward of $2,290,764,641 set to expire in 2017.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of April 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$5,010,717,211

Gross unrealized gain	1,804,141,404
Gross unrealized loss	(88,290,988)

Net unrealized security gain	$1,715,850,416

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2013 were as follows:

Purchases	Sales

$526,973,416	$1,202,268,196

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2013.

6.	DIRECTORS’ REMUNERATION

The Fund’s officers and a Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. Effective April 1, 2013, the Fund and the participating funds entered into a short term extension of the Facility through June 30, 2013. As of April 30, 2013, there were no loans pursuant to this Facility, nor was the Facility utilized any time during the six months ended April 30, 2013. Subsequent to April 30, 2013, a participating fund utilized the Facility and fully repaid its borrowings on June 13, 2013.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

Notes to Financial Statements (unaudited)(continued)

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investments in multinational companies, foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2013 (unaudited)		Year Ended October 31, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	7,775,396	$98,064,546	14,764,078	$166,211,012
Converted from Class B*	1,422,450	18,082,966	3,976,810	44,294,931
Reinvestment of distributions	3,225,275	40,184,303	6,739,486	76,487,923
Shares reacquired	(42,404,872)	(530,117,382)	(114,367,132)	(1,279,470,544)

Decrease	(29,981,751)	$(373,785,567)	(88,886,758)	$(992,476,678)

Class B Shares

Shares sold	71,137	$896,610	212,389	$2,402,908
Reinvestment of distributions	37,774	469,137	96,707	1,096,742
Shares reacquired	(1,030,292)	(12,891,845)	(3,019,092)	(34,052,722)
Converted to Class A*	(1,417,567)	(18,082,966)	(3,965,306)	(44,294,931)

Decrease	(2,338,948)	$(29,609,064)	(6,675,302)	$(74,848,003)

Class C Shares

Shares sold	683,020	$8,661,978	1,375,792	$15,438,531
Reinvestment of distributions	116,442	1,446,068	238,237	2,702,295
Shares reacquired	(3,835,946)	(47,967,430)	(11,437,042)	(127,610,037)

Decrease	(3,036,484)	$(37,859,384)	(9,823,013)	$(109,469,211)

Class F Shares

Shares sold	1,196,011	$15,039,760	1,990,190	$21,901,972
Reinvestment of distributions	53,766	670,250	114,726	1,300,751
Shares reacquired	(1,498,585)	(18,917,380)	(3,953,950)	(44,419,801)

Decrease	(248,808)	$(3,207,370)	(1,849,034)	$(21,217,078)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended April 30, 2013 (unaudited)		Year Ended October 31, 2012

Class I Shares	Shares	Amount	Shares	Amount

Shares sold	733,365	$9,360,825	3,971,593	$44,167,145
Reinvestment of distributions	224,534	2,782,834	601,912	6,845,813
Shares reacquired	(12,660,086)	(163,754,834)	(11,714,720)	(131,995,037)

Decrease	(11,702,187)	$(151,611,175)	(7,141,215)	$(80,982,079)

Class P Shares

Shares sold	132,784	$1,625,141	318,535	$3,542,749
Reinvestment of distributions	54,007	669,085	136,287	1,540,238
Shares reacquired	(1,628,873)	(20,582,955)	(3,802,398)	(42,596,135)

Decrease	(1,442,082)	$(18,288,729)	(3,347,576)	$(37,513,148)

Class R2 Shares

Shares sold	3,589	$44,931	14,868	$165,167
Reinvestment of distributions	232	2,878	723	8,155
Shares reacquired	(5,378)	(68,585)	(38,006)	(427,592)

Decrease	(1,557)	$(20,776)	(22,415)	$(254,270)

Class R3 Shares

Shares sold	531,405	$6,723,704	1,125,017	$12,628,808
Reinvestment of distributions	27,097	337,101	55,498	630,632
Shares reacquired	(927,340)	(11,434,318)	(1,040,968)	(11,685,339)

Increase (decrease)	(368,838)	$(4,373,513)	139,547	$1,574,101

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12.	RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities, and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011-11 and ASU 2013-1 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the adoption of ASU 2011-11 and ASU 2013-1 will have on the Fund’s financial statement disclosures.

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and the investment performance of an appropriate benchmark; (2) information provided by Lipper Inc. regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) detailed performance attribution analysis; (4) information provided by Lord Abbett regarding the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe as of various periods ended September 30, 2012. The Board observed that the investment performance of the Class A shares was slightly above the median of the peer group for the one-year period and below that of the peer group for the other periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also considered the steps Lord Abbett had taken or was taking to improve investment performance of the Fund.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in the peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels and how those levels would relate to those of the peer group and the amount and nature of the fees paid by shareholders. The Board observed that the expense ratios generally were well below the medians of the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Affiliated Fund, Inc.	LAA-3-0413 (06/13)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

lord abbett affiliated fund, inc.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 18, 2013

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 18, 2013

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 18, 2013